Investments in Unconsolidated Related Party Affiliates (Details) - Wisesat.Space Corp [Member] - USD ($)		6 Months Ended
	Nov. 06, 2025	Jun. 30, 2026
Investments in Unconsolidated Affiliates [Line Items]
Impairment charges
Related Party [Member]
Investments in Unconsolidated Affiliates [Line Items]
Capital contribution	$ 10,000,000
Shares acquired (in Shares)	870
Ownership interest	8.08%
Recognized an equity method loss		340,817
Carrying amount of the investment		$ 9,617,266